Fair Value Measurements - Change in Balance Sheet Carrying Value Associated with Level 3 Financial Instruments Carried at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	$ (1,302)	$ (949)	$ (216)
Total gains/(losses) (realized and unrealized):
Included in earnings	788	(439)	(751)
Included in other comprehensive income	0	0	0
Settlements	133	94	18
Transfers in and/or out of level 3	0	(8)	0
Balance, end of period	(381)	(1,302)	(949)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	795	(344)	(737)
Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	(46)	(44)	(88)
Total gains/(losses) (realized and unrealized):
Included in earnings		3	39
Included in other comprehensive income	0	0	0
Settlements	5	3	5
Transfers in and/or out of level 3	0	(8)	0
Balance, end of period	(41)	(46)	(44)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	5	7	37
Cross-Currency Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	(1,243)	(903)	(117)
Total gains/(losses) (realized and unrealized):
Included in earnings	803	(428)	(796)
Included in other comprehensive income	0	0	0
Settlements	118	88	10
Transfers in and/or out of level 3	0		0
Balance, end of period	(322)	(1,243)	(903)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	795	(340)	(783)
Other [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	(13)	(2)	(11)
Total gains/(losses) (realized and unrealized):
Included in earnings	(15)	(14)	6
Included in other comprehensive income	0	0	0
Settlements	10	3	3
Transfers in and/or out of level 3	0		0
Balance, end of period	(18)	(13)	(2)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	$ (5)	$ (11)	$ 9